Supplemental Guarantor Information - Parent Guarantee (Results of Operations) (Details) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Mar. 27, 2010	Dec. 26, 2009	Sep. 26, 2009	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Sales	$ 10,425,703	$ 9,761,660	$ 9,384,852	$ 9,751,274	$ 10,348,477	$ 8,945,093	$ 8,868,499	$ 9,081,426	$ 39,323,489	$ 37,243,495	$ 36,853,330
Cost of sales	8,471,311	7,929,111	7,623,185	7,905,170	8,344,198	7,242,530	7,153,191	7,315,269	31,928,777	30,055,188	29,743,076
Gross margin	1,954,392	1,832,549	1,761,667	1,846,104	2,004,279	1,702,563	1,715,308	1,766,157	7,394,712	7,188,307	7,110,254
Operating expenses	1,393,642	1,405,062	1,324,642	1,339,864	1,420,193	1,270,460	1,252,957	1,268,829	5,463,210	5,212,439	5,238,043
Operating income (loss)	560,750	427,487	437,025	506,240	584,086	432,103	462,351	497,328	1,931,502	1,975,868	1,872,211
Interest expense (income)	30,134	28,972	28,060	31,101	32,501	27,654	31,522	33,800	118,267	125,477	116,322
Other expense (income), net	(4,278)	(6,957)	(1,300)	(1,684)	2,924	1,028	(1,138)	(2,012)	(14,219)	802	(14,945)
Earnings (losses) before income taxes	534,894	405,472	410,265	476,823	548,661	403,421	431,967	465,540	1,827,454	1,849,589	1,770,834
Income tax (benefit) provision	198,584	146,994	152,092	177,754	210,880	155,773	163,618	139,335	675,424	669,606	714,886
Equity in earnings of subsidiaries									0	0	0
Net earnings x	336,310	258,478	258,173	299,069	337,781	247,648	268,349	326,205	1,152,030	1,179,983	1,055,948
Parent Guarantee [Member] | Sysco [Member]
Sales									0	0	0
Cost of sales									0	0	0
Gross margin									0	0	0
Operating expenses									535,224	500,823	452,959
Operating income (loss)									(535,224)	(500,823)	(452,959)
Interest expense (income)									453,593	496,410	476,238
Other expense (income), net									(5,581)	5,546	(3,273)
Earnings (losses) before income taxes									(983,236)	(1,002,779)	(925,924)
Income tax (benefit) provision									(363,403)	(363,029)	(373,797)
Equity in earnings of subsidiaries									1,771,863	1,819,733	1,608,075
Net earnings x									1,152,030	1,179,983	1,055,948
Parent Guarantee [Member] | Sysco International [Member]
Sales									0	0	0
Cost of sales									0	0	0
Gross margin									0	0	0
Operating expenses									127	112	117
Operating income (loss)									(127)	(112)	(117)
Interest expense (income)									10,973	10,961	11,142
Other expense (income), net									0	0	0
Earnings (losses) before income taxes									(11,100)	(11,073)	(11,259)
Income tax (benefit) provision									(4,103)	(4,009)	(4,545)
Equity in earnings of subsidiaries									60,758	38,342	44,626
Net earnings x									53,761	31,278	37,912
Parent Guarantee [Member] | Other Non-Guarantor Subsidiaries [Member]
Sales									39,323,489	37,243,495	36,853,330
Cost of sales									31,928,777	30,055,188	29,743,076
Gross margin									7,394,712	7,188,307	7,110,254
Operating expenses									4,927,859	4,711,504	4,784,967
Operating income (loss)									2,466,853	2,746,803	2,325,287
Interest expense (income)									(346,299)	(381,894)	(371,058)
Other expense (income), net									(8,638)	(4,744)	(11,672)
Earnings (losses) before income taxes									2,821,790	2,863,441	2,708,017
Income tax (benefit) provision									1,042,930	1,036,644	1,093,228
Equity in earnings of subsidiaries									0	0	0
Net earnings x									1,778,860	1,826,797	1,614,789
Parent Guarantee [Member] | Eliminations [Member]
Sales									0	0	0
Cost of sales									0	0	0
Gross margin									0	0	0
Operating expenses									0	0	0
Operating income (loss)									0	0	0
Interest expense (income)									0	0	0
Other expense (income), net									0	0	0
Earnings (losses) before income taxes									0	0	0
Income tax (benefit) provision									0	0	0
Equity in earnings of subsidiaries									(1,832,621)	(1,858,075)	(1,652,701)
Net earnings x									$ (1,832,621)	$ (1,858,075)	$ (1,652,701)